Insurance - Reconciliation of Non-Life Insurance Policyholder Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Gross amount [member]
Changes in unearned premiums provision
Less: Net premiums earned	$ 4,236	$ 4,215
Gross amount [member] | Non-life insurance contracts [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	46	50
Changes in unearned premiums provision
Written premiums	126	119
Less: Net premiums earned	(123)	(119)
Changes in unpaid claims provision and adjustment expenses
Incurred claims	75	64
Less: Claims paid	(80)	(68)
Balances, at end of period	44	46
Reinsurers' share of amount [member]
Changes in unearned premiums provision
Less: Net premiums earned	(204)	(340)
Reinsurers' share of amount [member] | Non-life insurance contracts [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	2	4
Changes in unearned premiums provision
Written premiums	1	1
Less: Net premiums earned		(1)
Changes in unpaid claims provision and adjustment expenses
Incurred claims		(2)
Balances, at end of period	3	2
Net Amounts [member]
Changes in unearned premiums provision
Less: Net premiums earned	4,032	3,875
Net Amounts [member] | Non-life insurance contracts [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	44	46
Changes in unearned premiums provision
Written premiums	125	118
Less: Net premiums earned	(123)	(118)
Changes in unpaid claims provision and adjustment expenses
Incurred claims	75	66
Less: Claims paid	(80)	(68)
Balances, at end of period	$ 41	$ 44